Contract assets and liabilities	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Contract assets and liabilities

Note 8. Contract assets and liabilities

At September 30, 2022 and December 31, 2021, contract assets and contract liabilities consisted of the following:

Contract assets	September 30, 2022	December 31, 2021

Revenue recognized in excess of amounts paid or payable (contracts receivable) to the company on uncompleted contracts (contract asset), excluding retainage	$-	$-
Retainage included in contract assets due to being conditional on something other than solely passage of time	60,932	-
Total contract assets	$60,932	$-

Contract liabilities	September 30, 2022	December 31, 2021

Payments received or receivable (contracts receivable) in excess of revenue recognized on uncompleted contracts (contract liability), excluding retainage	$-	$-
Retainage included in contract liabilities due to being conditional on something other than solely passage of time	60,932	-
Total contact liabilities	$60,932	$-